LONG-TERM DEBTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt	$ 30,243	$ 11,067
Less: current portion	17	11,067
Long-term Debt, Excluding Current Maturities	30,226	0
Term Loan [Member] | Senior Secured Term Loan One [Member]
Long-term Debt	29,214	0
Term Loan [Member] | Senior Secured Term Loan Two [Member]
Long-term Debt	0	2,492
Term Loan [Member] | SOS Note [Member]
Long-term Debt	1,000	0
Convertible Notes [Member] | Related Party [Member]
Long-term Debt	0	1,055
Convertible Notes [Member] | Non Related Party [Member]
Long-term Debt	0	674
Convertible Debenture [Member] | Convertible Debt [Member]
Long-term Debt		6,846
Convertible Debenture [Member] | Notes Payable, Other Payables [Member]
Long-term Debt	$ 29	$ 0